Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	2,511	1,842	1,408
Granted (in dollars per share)	$ 13.55	$ 18.36	$ 28.39
RSUs
Stock-Based Compensation
Granted (in shares)	112	89	68
Granted (in dollars per share)	$ 16.19	$ 20.62	$ 26.96